ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Customer prepayments	$ 202,000	$ 276,000	$ 259,000
Accrued legal contingencies	681,000	681,000
Dividends payable	1,139,000	639,000
Warranty liability, current	16,000	17,000
Other accrued liabilities	89,000	103,000
Accrued payroll and payroll taxes	239,000	255,000	214,000
Total other current liabilities	$ 2,366,000	$ 1,971,000	$ 519,000